Schedule of movements in ordinary shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance, shares		12,527,212	4,439,733
Balance		$ 17,238	$ (40,536)		$ 3,747
Capital raises		18,257	69,511		2,861
Employee share scheme issues			$ 8		$ 600
Balance, shares		30,724,084	12,527,212		4,439,733
Balance		$ 36,934	$ 17,238		$ (40,536)
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Balance		184,372	108,753		105,326
Capital raises	[1]	19,328	70,288		3,068
Employee share scheme issues	[1]				359
Employee share scheme issues	[1]
Other share issuances		22,698	4,918	[2]
Equity instruments - warrants		3,527	413
Balance		$ 229,925	$ 184,372		$ 108,753
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares		12,527,212	4,439,733		25,651,140
Balance		$ 1,504	$ 533		$ 308
Capital raises, Shares	[1]	3,494,749	5,206,395		1,715,191
Capital raises	[1]	$ 419	$ 625		$ 206
Employee share scheme issues, Shares	[1]				282,836
Employee share scheme issues					$ 19	[1]
Employee share scheme issues, Shares	[1]				(23,209,434)
Employee share scheme issues	[1]
Other share issuances, Shares		12,139,807	2,881,084	[2]
Other share issuances		$ 1,457	$ 346	[2]
Equity instruments - warrants, Shares		2,562,316
Equity instruments - warrants		$ 307
Balance, shares		30,724,084	12,527,212		4,439,733
Balance		$ 3,687	$ 1,504		$ 533
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance		122,368	108,220		105,018
Capital raises	[1]	18,909	9,163		2,862
Employee share scheme issues					340	[1]
Employee share scheme issues	[1]
Other share issuances		21,241	4,572	[2]
Equity instruments - warrants		3,220	413
Balance		165,738	122,368		108,220
Share Subscription [Member]
IfrsStatementLineItems [Line Items]
Balance		60,500
Capital raises	[1]		60,500
Balance		$ 60,500	$ 60,500

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.
[2]	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Class A Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.